T. ROWE PRICE Target 2055 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 2 .4%
T. Rowe Price Funds:
New Income Fund  1,817 1,199 348 336,337 2,728
U.S. Treasury Long-Term Index
Fund  1,147 793 232 242,539 1,797
Limited Duration Inflation Focused
Bond Fund  1,355 519 241 345,221 1,622
International Bond Fund (USD
Hedged)  696 524 128 127,422 1,100
Dynamic Global Bond Fund  464 210 87 76,884 576
Total Bond Funds (Cost $ 7,792 ) 7,823
EQUITY FUNDS 95 .6%
T. Rowe Price Funds:
Value Fund  45,293 8,915 6,401 1,005,748 53,114
Growth Stock Fund  43,113 13,454 6,062 460,540 47,689
Equity Index 500 Fund  27,424 7,190 7,874 165,865 29,660
International Value Equity Fund  25,660 2,705 4,784 1,107,254 29,475
U.S. Large-Cap Core Fund  30,301 4,491 7,851 627,567 27,939
Overseas Stock Fund  22,869 2,496 4,577 1,403,446 24,981
Real Assets Fund  18,828 2,263 5,418 1,033,576 21,695
International Stock Fund  19,824 3,722 2,734 946,073 21,325
Emerging Markets Discovery Stock
Fund  8,537 1,066 1,896 513,844 10,719
Mid-Cap Value Fund  9,513 1,179 1,608 291,784 10,399
Emerging Markets Stock Fund  7,454 684 1,174 193,591 9,784
Mid-Cap Growth Fund  10,307 1,254 2,221 94,789 9,595
New Horizons Fund (3) 4,133 2,183 733 103,588 5,918
Small-Cap Value Fund  5,788 961 1,483 104,435 5,817
Small-Cap Stock Fund  5,237 710 1,022 89,216 5,556
Total Equity Funds (Cost $ 221,840 ) 313,666

T. ROWE PRICE Target 2055 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .0%
Money Market Funds  2.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 8,000 8,590 10,040 6,549,895 6,550
Total Short-Term Investments (Cost $ 6,550 ) 6,550
Total Investments in Securities 100.0%
(Cost $236,182) $ 328,039
Other Assets Less Liabilities (0.0)% (151)
Net Assets 100.0% $ 327,888
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$4,837 and $4,837, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (3) $ (11) $ 17
Emerging Markets Discovery Stock Fund  225 3,012 492
Emerging Markets Stock Fund  101 2,820 163
Equity Index 500 Fund  1,455 2,920 263
Growth Stock Fund  6,831 (2,816) 51
International Bond Fund (USD Hedged)  2 8 23
International Stock Fund  1,756 513 591
International Value Equity Fund  1,131 5,894 887
Limited Duration Inflation Focused Bond Fund  2 (11) 60
Mid-Cap Growth Fund  680 255 70
Mid-Cap Value Fund  508 1,315 201
New Horizons Fund  528 335 —
New Income Fund  — 60 78
Overseas Stock Fund  770 4,193 665
Real Assets Fund  753 6,022 747
Small-Cap Stock Fund  423 631 38
Small-Cap Value Fund  653 551 85
U.S. Large-Cap Core Fund  2,867 998 319
U.S. Treasury Long-Term Index Fund  (14) 89 41
Value Fund  2,587 5,307 739
U.S. Treasury Money Fund, 3.76% — — 206
Affiliates not held at period end (3) — 4
Totals $ 21,252 # $ 32,085 $ 5,740 +
# Capital gain distributions from underlying Price funds represented $13,050 of the net realized gain (loss).
+ Investment income comprised $5,740 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2055 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F199-054Q3 02/26